Taxes - U.S. and foreign components of (loss) income before income taxes (Details) - USD ($)		3 Months Ended				5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2021	Aug. 27, 2020	Dec. 31, 2019	Dec. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Income Tax Disclosure [Line Items]
Income (loss) before income taxes			$ 41,743,223		$ (8,418,705)			$ (13,435,075)	$ (71,972,424)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Income Tax Disclosure [Line Items]
Income (loss) before income taxes	$ (837,993,000)	$ (39,494,000)		$ (442,794,000)		$ (115,656,000)	$ 2,832,467,000			$ (837,993,000)	$ (394,812,000)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Luxembourg
Income Tax Disclosure [Line Items]
Income (loss) before income taxes						9,220,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Ireland
Income Tax Disclosure [Line Items]
Income (loss) before income taxes						(3,741,000)	2,437,738,000			(645,360,000)	(336,002,000)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | United States
Income Tax Disclosure [Line Items]
Income (loss) before income taxes						(86,333,000)	364,827,000			(197,600,000)	(62,805,000)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Other foreign locations
Income Tax Disclosure [Line Items]
Income (loss) before income taxes						$ (34,802,000)	$ 29,902,000			$ 4,967,000	$ 3,995,000